Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

December 31,	2015	2014
BNDES Loans, due 2016-2029 (see below for weighted average rates)	$174	$267
Chelan County Loan, due 2031 (5.85%)	14	14
Other	37	61

	225	342
Less: amount due within one year	18	29

	$207	$313